UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 08085
Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Equity Income Fund

June 15, 2020

PGIM Jennison Global Equity Income Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–11.52	–15.47	0.57	6.64	—
Class B	–11.96	–15.35	0.77	6.41	—
Class C	–11.83	–11.97	0.97	6.46	—
Class R	–11.66	–10.82	1.42	N/A	6.10 (1/18/11)
Class Z	–11.46	–10.36	1.96	7.51	—
Class R6	–11.41	–10.27	2.06	N/A	6.75 (1/18/11)
MSCI All Country World ND Index
	–7.68	–4.96	4.37	6.94	—
S&P 500 Index
	–3.15	0.88	9.12	11.69	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class R (1/18/11)	Class R6 (1/18/11)
MSCI All Country World ND Index	6.34	6.34

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

MSCI All Country World ND Index—The MSCI All Country World Index is an unmanaged and free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. It comprises approximately 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Global Equity Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Prologis, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	5.1%
Iberdrola SA	Electric Utilities	Spain	4.2%
Procter & Gamble Co. (The)	Household Products	United States	3.5%
Linde PLC	Chemicals	United Kingdom	3.4%
Crown Castle International Corp., REIT	Equity Real Estate Investment Trusts (REITs)	United States	3.3%
GlaxoSmithKline PLC	Pharmaceuticals	United Kingdom	3.1%
Zurich Insurance Group AG	Insurance	Switzerland	3.0%
PepsiCo, Inc.	Beverages	United States	3.0%
AstraZeneca PLC, ADR	Pharmaceuticals	United Kingdom	2.8%
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	United States	2.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Equity Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Equity Income Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$884.80	1.15%	$5.39
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class B	Actual	$1,000.00	$880.40	2.13%	$9.96
	Hypothetical	$1,000.00	$1,014.27	2.13%	$10.67
Class C	Actual	$1,000.00	$881.70	1.87%	$8.75
	Hypothetical	$1,000.00	$1,015.56	1.87%	$9.37
Class R	Actual	$1,000.00	$883.40	1.50%	$7.02
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Class Z	Actual	$1,000.00	$885.40	0.88%	$4.13
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Class R6	Actual	$1,000.00	$885.90	0.80%	$3.75
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS — 95.0%
Australia — 2.9%
APA Group	2,386,156	$16,717,796
Transurban Group	1,151,566	10,334,205

		27,052,001

Canada — 2.6%
Enbridge, Inc.	591,182	18,114,093
Pembina Pipeline Corp.	267,182	6,126,980

		24,241,073

France — 9.7%
AXA SA	1,264,763	22,564,545
BNP Paribas SA	328,141	10,379,939
Cie Generale des Etablissements Michelin SCA	101,569	9,901,970
Danone SA	152,033	10,528,805
Sanofi	252,906	24,790,696
TOTAL SA, ADR	352,014	12,373,292

		90,539,247

Germany — 2.6%
RWE AG	379,353	10,890,834
Telefonica Deutschland Holding AG	4,708,965	13,407,758

		24,298,592

Italy — 2.5%
Enel SpA	3,351,631	22,932,141

Netherlands — 1.6%
Akzo Nobel NV	120,153	9,081,286
Royal Dutch Shell PLC (Class A Stock), ADR(a)	172,333	5,709,392

		14,790,678

Spain — 4.9%
Ferrovial SA	253,415	6,312,197
Iberdrola SA	3,933,470	39,293,985

		45,606,182

Sweden — 2.0%
Tele2 AB (Class B Stock)	1,460,511	18,944,910

Switzerland — 4.6%
Nestle SA	142,625	15,026,169
Zurich Insurance Group AG	87,779	27,868,131

		42,894,300

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Shares	Value
COMMON STOCKS (continued)
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	308,834	$16,408,350

United Kingdom — 16.4%
AstraZeneca PLC, ADR	502,499	26,270,648
GlaxoSmithKline PLC	1,379,564	28,751,524
Linde PLC	170,990	31,460,450
National Grid PLC	1,504,333	17,692,872
Reckitt Benckiser Group PLC	128,414	10,702,913
SSE PLC	605,104	9,528,711
Unilever PLC	266,415	13,713,507
Vodafone Group PLC, ADR(a)	1,074,502	15,193,458

		153,314,083

United States — 43.4%
American Campus Communities, Inc., REIT	631,441	22,283,553
Apple, Inc.	85,066	24,992,391
Comcast Corp. (Class A Stock)	273,208	10,280,817
Conagra Brands, Inc.	333,552	11,153,979
Crown Castle International Corp., REIT	192,825	30,742,090
Edison International	165,553	9,719,617
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	216,537
Home Depot, Inc. (The)	74,173	16,305,450
JPMorgan Chase & Co.	229,988	22,023,651
Lockheed Martin Corp.	26,530	10,321,762
McDonald’s Corp.	55,910	10,486,480
MetLife, Inc.	456,222	16,460,490
PepsiCo, Inc.	210,128	27,797,833
Philip Morris International, Inc.	198,020	14,772,292
Procter & Gamble Co. (The)	273,697	32,260,665
Prologis, Inc., REIT	533,771	47,628,386
QUALCOMM, Inc.	271,332	21,345,688
Texas Instruments, Inc.	217,969	25,299,662
Truist Financial Corp.	294,255	10,981,596
Verizon Communications, Inc.	194,582	11,178,736
Walmart, Inc.	131,405	15,972,278
Western Digital Corp.(a)	126,625	5,834,880
Williams Cos., Inc. (The)	364,081	7,052,249

		405,111,082

TOTAL COMMON STOCKS (cost $935,351,125)		886,132,639

See Notes to Financial Statements.

10

	Shares	Value
PREFERRED STOCKS — 4.0%
Canada — 1.6%
GFL Environmental, Inc. CVT, 6.000%*	307,787	$15,084,641

United States — 2.4%
American Electric Power Co., Inc., CVT, 6.125%(a)	155,220	7,885,176
Sempra Energy, Series A, CVT, 6.000%	144,097	14,742,564

		22,627,740

TOTAL PREFERRED STOCKS (cost $37,623,367)		37,712,381

TOTAL LONG-TERM INVESTMENTS (cost $972,974,492)		923,845,020

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,656,026	8,656,026
PGIM Institutional Money Market Fund (cost $42,963,470; includes $42,943,253 of cash collateral for securities on loan)(b)(w)	43,003,958	42,995,357

TOTAL SHORT-TERM INVESTMENTS (cost $51,619,496)		51,651,383

TOTAL INVESTMENTS—104.6% (cost $1,024,593,988)		975,496,403
Liabilities in excess of other assets — (4.6)%		(42,470,767)

NET ASSETS — 100.0%		$933,025,636

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $216,537 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,447,560; cash collateral of $42,943,253 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $216,537 is 0.0% of net assets.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$27,052,001	$—
Canada	24,241,073	—	—
France	12,373,292	78,165,955	—
Germany	—	24,298,592	—
Italy	—	22,932,141	—
Netherlands	5,709,392	9,081,286	—
Spain	—	45,606,182	—
Sweden	—	18,944,910	—
Switzerland	—	42,894,299	—
Taiwan	16,408,350	—	—
United Kingdom	72,924,555	80,389,527	—
United States	404,894,547	—	216,537
Preferred Stocks
Canada	15,084,641	—	—
United States	22,627,740	—	—
Affiliated Mutual Funds	51,651,383	—	—

Total	$625,914,973	$349,364,893	$216,537

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Equity Real Estate Investment Trusts (REITs)	10.8%	Affiliated Mutual Funds (4.6% represents investments purchased with collateral from securities on loan)	5.6%
Electric Utilities	9.5	Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	8.6	Multi-Utilities	4.7
Insurance	7.2
Semiconductors & Semiconductor Equipment	6.8

See Notes to Financial Statements.

12

Industry Classification (continued):

Banks	4.6%	Transportation Infrastructure	1.1%
Household Products	4.6	Aerospace & Defense	1.1
Chemicals	4.3	Media	1.1
Food Products	3.9	Auto Components	1.1
Wireless Telecommunication Services	3.7	Construction & Engineering	0.7
Technology Hardware, Storage & Peripherals	3.3	Diversified Financial Services	0.0 *
Beverages	3.0		104.6
Diversified Telecommunication Services	2.6	Liabilities in excess of other assets	(4.6)
Gas Utilities	1.8		100.0%
Specialty Retail	1.7
Food & Staples Retailing	1.7
Commercial Services & Supplies	1.6
Tobacco	1.6
Personal Products	1.5
Hotels, Restaurants & Leisure	1.1

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,447,560	$(40,447,560)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $40,447,560:
Unaffiliated investments (cost $972,974,492)	$923,845,020
Affiliated investments (cost $51,619,496)	51,651,383
Cash	23
Foreign currency, at value (cost $256,565)	259,170
Receivable for investments sold	4,729,108
Receivable for Fund shares sold	1,298,303
Tax reclaim receivable	1,260,343
Dividends and interest receivable	1,045,863
Prepaid expenses	3,334

Total Assets	984,092,547

Liabilities
Payable to broker for collateral for securities on loan	42,943,253
Payable for Fund shares reacquired	3,573,584
Payable for investments purchased	3,288,941
Management fee payable	555,361
Accrued expenses and other liabilities	352,568
Distribution fee payable	273,907
Affiliated transfer agent fee payable	79,297

Total Liabilities	51,066,911

Net Assets	$933,025,636

Net assets were comprised of:
Common stock, at par	$83,166
Paid-in capital in excess of par	889,699,164
Total distributable earnings (loss)	43,243,306

Net assets, April 30, 2020	$933,025,636

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($477,627,097 ÷ 41,366,848 shares of common stock issued and outstanding)	$11.55
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.22

Class B
Net asset value, offering price and redemption price per share,
($10,910,353 ÷ 1,059,543 shares of common stock issued and outstanding)	$10.30

Class C
Net asset value, offering price and redemption price per share,
($204,283,215 ÷ 19,917,729 shares of common stock issued and outstanding)	$10.26

Class R
Net asset value, offering price and redemption price per share,
($20,307,512 ÷ 1,758,793 shares of common stock issued and outstanding)	$11.55

Class Z
Net asset value, offering price and redemption price per share,
($216,922,805 ÷ 18,805,930 shares of common stock issued and outstanding)	$11.53

Class R6
Net asset value, offering price and redemption price per share,
($2,974,654 ÷ 257,314 shares of common stock issued and outstanding)	$11.56

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $954,587 foreign withholding tax)	$17,075,087
Affiliated dividend income	168,810
Interest income	79,885
Income from securities lending, net (including affiliated income of $40,670)	44,769

Total income	17,368,551

Expenses
Management fee	4,121,846
Distribution fee(a)	2,297,699
Transfer agent’s fees and expenses (including affiliated expense of $186,893)(a)	734,197
Custodian and accounting fees	69,602
Registration fees(a)	51,430
Shareholders’ reports	48,764
Directors’ fees	19,003
Audit fee	13,474
Legal fees and expenses	12,224
Miscellaneous	18,182

Total expenses	7,386,421
Less: Fee waiver and/or expense reimbursement(a)	(7,197)
Distribution fee waiver(a)	(169,496)

Net expenses	7,209,728

Net investment income (loss)	10,158,823

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(45,010))	93,632,594
Foreign currency transactions	(70,712)

93,561,882

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $23,898)	(233,944,608)
Foreign currencies	931

(233,943,677)

Net gain (loss) on investment and foreign currency transactions	(140,381,795)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(130,222,972)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	837,737	88,310	1,282,033	89,619	—	—
Transfer agent’s fees and expenses	379,400	28,004	135,174	21,214	170,163	242
Registration fees	11,760	5,472	9,178	7,697	9,664	7,659
Fee waiver and/or expense reimbursement	—	—	—	—	—	(7,197)
Distribution fee waiver	(139,623)	—	—	(29,873)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,158,823	$26,707,742
Net realized gain (loss) on investment and foreign currency transactions	93,561,882	118,982,315
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(233,943,677)	(36,546,163)

Net increase (decrease) in net assets resulting from operations	(130,222,972)	109,143,894

Dividends and Distributions
Distributions from distributable earnings
Class A	(59,132,456)	(93,967,365)
Class B	(2,180,598)	(7,292,553)
Class C	(30,026,224)	(82,671,720)
Class R	(2,482,686)	(4,429,539)
Class Z	(30,809,930)	(71,314,654)
Class R6	(328,260)	(659,280)

	(124,960,154)	(260,335,111)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	25,687,715	73,255,080
Net asset value of shares issued in reinvestment of dividends and distributions	111,842,586	228,261,337
Cost of shares reacquired	(228,011,685)	(489,163,809)

Net increase (decrease) in net assets from Fund share transactions	(90,481,384)	(187,647,392)

Total increase (decrease)	(345,664,510)	(338,838,609)

Net Assets:
Beginning of period	1,278,690,146	1,617,528,755

End of period	$933,025,636	$1,278,690,146

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Jennison Global Equity Income Fund (formerly know as PGIM Jennison Equity Income Fund) and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the PGIM Jennison Global Equity Income Fund (the “Fund”).

The investment objective of the Fund is income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

18

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Global Equity Income Fund	19

Notes to Financial Statements (unaudited) (continued)

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

20

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison Global Equity Income Fund	21

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax

22

differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.745% of the Fund’s average daily net assets up to and including $500 million, 0.73% on the next $500 million, 0.625% on the next $1.5 billion, 0.60% on the next $5 billion, 0.58% on the next $2.5 billion and 0.56% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.72% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Global Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively, through February 28, 2021.

For the reporting period ended April 30, 2020, PIMS received $113,387 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $55, $2,775 and $3,124 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

24

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $785,334,983 and $973,541,350, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$23,129,736	$254,935,944	$269,409,654	$—	$—	$8,656,026	8,656,026	$168,810
PGIM Institutional Money Market Fund*
58,787,775	144,369,805	160,141,111	23,898	(45,010)	42,995,357	43,003,958	40,670	**

$81,917,511	$399,305,749	$429,550,765	$23,898	$(45,010)	$51,651,383		$209,480

*	The Fund did not have any capital gain distributions during the reporting period.

**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Jennison Global Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$1,028,837,144

Gross Unrealized Appreciation	59,005,364
Gross Unrealized Depreciation	(112,346,105)

Net Unrealized Depreciation	$(53,340,741)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

26

The Company is authorized to issue 5.5 billion shares of capital stock, $0.001 par value per share, 2.770 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	400,000,000
Class B	20,000,000
Class C	300,000,000
Class R	75,000,000
Class Z	1,250,000,000
Class T	650,000,000
Class R6	75,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	12,199	—%*
Class C	951	—%*
Class R	401,269	23%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated			Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	66%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	600,155	$7,890,949
Shares issued in reinvestment of dividends and distributions	4,168,672	56,562,538
Shares reacquired	(6,301,892)	(80,962,418)

Net increase (decrease) in shares outstanding before conversion	(1,533,065)	(16,508,931)
Shares issued upon conversion from other share class(es)	1,487,106	19,607,822
Shares reacquired upon conversion into other share class(es)	(311,610)	(4,178,235)

Net increase (decrease) in shares outstanding	(357,569)	$(1,079,344)

Year ended October 31, 2019:
Shares sold	1,854,409	$25,648,853
Shares issued in reinvestment of dividends and distributions	7,222,026	87,716,405
Shares reacquired	(10,011,324)	(140,114,500)

Net increase (decrease) in shares outstanding before conversion	(934,889)	(26,749,242)
Shares issued upon conversion from other share class(es)	7,692,599	110,131,659
Shares reacquired upon conversion into other share class(es)	(869,842)	(12,448,370)

Net increase (decrease) in shares outstanding	5,887,868	$70,934,047

PGIM Jennison Global Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2020:
Shares sold	33,559	$413,971
Shares issued in reinvestment of dividends and distributions	144,686	1,767,388
Shares reacquired	(315,847)	(3,866,794)

Net increase (decrease) in shares outstanding before conversion	(137,602)	(1,685,435)
Shares reacquired upon conversion into other share class(es)	(606,749)	(7,083,195)

Net increase (decrease) in shares outstanding	(744,351)	$(8,768,630)

Year ended October 31, 2019:
Shares sold	96,793	$1,082,234
Shares issued in reinvestment of dividends and distributions	558,584	6,092,739
Shares reacquired	(916,716)	(11,591,552)

Net increase (decrease) in shares outstanding before conversion	(261,339)	(4,416,579)
Shares reacquired upon conversion into other share class(es)	(1,157,876)	(15,067,727)

Net increase (decrease) in shares outstanding	(1,419,215)	$(19,484,306)

Class C
Six months ended April 30, 2020:
Shares sold	454,234	$5,459,212
Shares issued in reinvestment of dividends and distributions	2,094,895	25,415,807
Shares reacquired	(4,118,326)	(48,125,592)

Net increase (decrease) in shares outstanding before conversion	(1,569,197)	(17,250,573)
Shares reacquired upon conversion into other share class(es)	(1,243,948)	(14,784,782)

Net increase (decrease) in shares outstanding	(2,813,145)	$(32,035,355)

Year ended October 31, 2019:
Shares sold	1,443,185	$16,939,622
Shares issued in reinvestment of dividends and distributions	6,604,072	71,861,312
Shares reacquired	(10,964,287)	(137,273,327)

Net increase (decrease) in shares outstanding before conversion	(2,917,030)	(48,472,393)
Shares reacquired upon conversion into other share class(es)	(8,385,746)	(108,046,681)

Net increase (decrease) in shares outstanding	(11,302,776)	$(156,519,074)

Class R
Six months ended April 30, 2020:
Shares sold	54,094	$656,139
Shares issued in reinvestment of dividends and distributions	182,244	2,481,724
Shares reacquired	(257,981)	(3,220,501)

Net increase (decrease) in shares outstanding	(21,643)	$(82,638)

Year ended October 31, 2019:
Shares sold	64,601	$902,638
Shares issued in reinvestment of dividends and distributions	365,472	4,427,752
Shares reacquired	(391,939)	(5,602,611)

Net increase (decrease) in shares outstanding	38,134	$(272,221)

28

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	835,597	$10,445,748
Shares issued in reinvestment of dividends and distributions	1,867,014	25,288,062
Shares reacquired	(7,054,115)	(90,801,849)

Net increase (decrease) in shares outstanding before conversion	(4,351,504)	(55,068,039)
Shares issued upon conversion from other share class(es)	560,220	7,593,385
Shares reacquired upon conversion into other share class(es)	(95,649)	(1,309,489)

Net increase (decrease) in shares outstanding	(3,886,933)	$(48,784,143)

Year ended October 31, 2019:
Shares sold	2,129,689	$28,107,916
Shares issued in reinvestment of dividends and distributions	4,745,435	57,530,018
Shares reacquired	(13,875,399)	(192,598,924)

Net increase (decrease) in shares outstanding before conversion	(7,000,275)	(106,960,990)
Shares issued upon conversion from other share class(es)	2,004,889	28,734,321
Shares reacquired upon conversion into other share class(es)	(264,970)	(3,792,201)

Net increase (decrease) in shares outstanding	(5,260,356)	$(82,018,870)

Class R6
Six months ended April 30, 2020:
Shares sold	65,180	$821,696
Shares issued in reinvestment of dividends and distributions	24,160	327,067
Shares reacquired	(80,165)	(1,034,531)

Net increase (decrease) in shares outstanding before conversion	9,175	114,232
Shares issued upon conversion from other share class(es)	11,216	154,494

Net increase (decrease) in shares outstanding	20,391	$268,726

Year ended October 31, 2019:
Shares sold	40,190	$573,817
Shares issued in reinvestment of dividends and distributions	52,040	633,111
Shares reacquired	(142,641)	(1,982,895)

Net increase (decrease) in shares outstanding before conversion	(50,411)	(775,967)
Shares issued upon conversion from other share class(es)	34,798	488,999

Net increase (decrease) in shares outstanding	(15,613)	$(286,968)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Jennison Global Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

30

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant

PGIM Jennison Global Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.45		$16.18	$16.75	$14.68	$16.59	$17.88
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.44	0.34	0.42	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.57)		0.62	(0.01)	2.11	(0.66)	(0.65)
Total from investment operations	(1.45)		0.91	0.43	2.45	(0.24)	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.43)	(0.38)	(0.44)	(0.34)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.45)		(2.64)	(1.00)	(0.38)	(1.67)	(1.04)
Net asset value, end of period	$11.55		$14.45	$16.18	$16.75	$14.68	$16.59
Total Return(b):	(11.52)%		9.02%	2.45%	16.88%	(1.00)%	(1.53)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$478		$603	$580	$680	$1,048	$1,585
Average net assets (in millions)	$562		$570	$648	$809	$1,253	$1,745
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15	%(e)	1.16%	1.15%	1.14%	1.16%	1.13%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.21%	1.20%	1.19%	1.21%	1.18%
Net investment income (loss)	1.89	%(e)	2.02%	2.58%	2.18%	2.84%	2.31%
Portfolio turnover rate(f)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	33

Financial Highlights (unaudited)(continued)

Class B Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.04		$14.89	$15.49	$13.61	$15.51	$16.79
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.16	0.27	0.21	0.28	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.40)		0.52	0.01	1.95	(0.61)	(0.61)
Total from investment operations	(1.34)		0.68	0.28	2.16	(0.33)	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.18)	(0.31)	(0.28)	(0.34)	(0.22)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.40)		(2.53)	(0.88)	(0.28)	(1.57)	(0.92)
Net asset value, end of period	$10.30		$13.04	$14.89	$15.49	$13.61	$15.51
Total Return(b):	(11.96)%		8.07%	1.68%	15.98%	(1.73)%	(2.28)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$24	$48	$85	$111	$147
Average net assets (in millions)	$18		$34	$66	$100	$126	$165
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.13	%(e)	2.01%	1.95%	1.89%	1.91%	1.88%
Expenses before waivers and/or expense reimbursement	2.13	%(e)	2.01%	1.95%	1.89%	1.91%	1.88%
Net investment income (loss)	1.01	%(e)	1.23%	1.70%	1.45%	2.04%	1.56%
Portfolio turnover rate(f)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.99		$14.84	$15.45	$13.57	$15.47	$16.75
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	0.29	0.21	0.28	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.39)		0.52	- (b)	1.95	(0.61)	(0.61)
Total from investment operations	(1.32)		0.70	0.29	2.16	(0.33)	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.33)	(0.28)	(0.34)	(0.22)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.41)		(2.55)	(0.90)	(0.28)	(1.57)	(0.92)
Net asset value, end of period	$10.26		$12.99	$14.84	$15.45	$13.57	$15.47
Total Return(c):	(11.83)%		8.27%	1.70%	16.03%	(1.73)%	(2.29)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$204		$295	$505	$658	$923	$1,285
Average net assets (in millions)	$258		$399	$597	$786	$1,075	$1,353
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.87	%(f)	1.85%	1.87%	1.89%	1.91%	1.88%
Expenses before waivers and/or expense reimbursement	1.87	%(f)	1.85%	1.87%	1.89%	1.91%	1.88%
Net investment income (loss)	1.19	%(f)	1.38%	1.84%	1.45%	2.06%	1.56%
Portfolio turnover rate(g)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	35

Financial Highlights (unaudited)(continued)

Class R Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.45		$16.18	$16.75	$14.68	$16.58	$17.88
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.38	0.31	0.37	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.57)		0.62	- (b)	2.10	(0.64)	(0.67)
Total from investment operations	(1.47)		0.87	0.38	2.41	(0.27)	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.38)	(0.34)	(0.40)	(0.29)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.43)		(2.60)	(0.95)	(0.34)	(1.63)	(0.99)
Net asset value, end of period	$11.55		$14.45	$16.18	$16.75	$14.68	$16.58
Total Return(c):	(11.66)%		8.69%	2.12%	16.59%	(1.19)%	(1.83)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20		$26	$28	$37	$40	$44
Average net assets (in millions)	$24		$27	$33	$40	$42	$45
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.50	%(f)	1.44%	1.48%	1.39%	1.41%	1.38%
Expenses before waivers and/or expense reimbursement	1.75	%(f)	1.69%	1.73%	1.64%	1.66%	1.63%
Net investment income (loss)	1.54	%(f)	1.76%	2.24%	1.95%	2.48%	2.07%
Portfolio turnover rate(g)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.44		$16.18	$16.74	$14.67	$16.58	$17.88
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.33	0.48	0.38	0.46	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)		0.61	0.01	2.11	(0.66)	(0.66)
Total from investment operations	(1.44)		0.94	0.49	2.49	(0.20)	(0.22)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.33)	(0.48)	(0.42)	(0.48)	(0.38)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.47)		(2.68)	(1.05)	(0.42)	(1.71)	(1.08)
Net asset value, end of period	$11.53		$14.44	$16.18	$16.74	$14.67	$16.58
Total Return(b):	(11.46)%		9.28%	2.79%	17.18%	(0.75)%	(1.33)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$217		$328	$452	$566	$1,229	$1,628
Average net assets (in millions)	$282		$375	$507	$861	$1,338	$1,780
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.87%	0.88%	0.90%	0.91%	0.88%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.87%	0.88%	0.90%	0.91%	0.88%
Net investment income (loss)	2.18	%(e)	2.33%	2.82%	2.46%	3.08%	2.56%
Portfolio turnover rate(f)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	37

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.47		$16.20	$16.77	$14.69	$16.60	$17.90
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.52	0.42	0.51	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.59)		0.62	(0.03)	2.09	(0.69)	(0.67)
Total from investment operations	(1.44)		0.96	0.49	2.51	(0.18)	(0.20)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.34)	(0.49)	(0.43)	(0.50)	(0.40)
Distributions from net realized gains	(1.32)		(2.35)	(0.57)	-	(1.23)	(0.70)
Total dividends and distributions	(1.47)		(2.69)	(1.06)	(0.43)	(1.73)	(1.10)
Net asset value, end of period	$11.56		$14.47	$16.20	$16.77	$14.69	$16.60
Total Return(b):	(11.41)%		9.41%	2.81%	17.32%	(0.62)%	(1.23)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$3	$4	$3	$8	$27
Average net assets (in millions)	$3		$4	$4	$4	$20	$16
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%	0.79%	0.78%
Expenses before waivers and/or expense reimbursement	1.25	%(e)	0.96%	1.19%	0.80%	0.79%	0.78%
Net investment income (loss)	2.21	%(e)	2.39%	3.08%	2.68%	3.43%	2.77%
Portfolio turnover rate(f)	71%		77%	88%	75%	48%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Equity Income Fund	39

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	SPQAX	JEIBX	AGOCX	PJERX	JDEZX	PJIQX
CUSIP	74441L808	74441L881	74441L873	74441L790	74441L832	74441L816

MF203E2

PGIM QMA MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Mid-Cap Value Fund

June 15, 2020

PGIM QMA Mid-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–29.30	–36.10	–5.68	3.82	—
Class B	–29.59	–36.23	–5.49	3.62	—
Class C	–29.59	–33.61	–5.34	3.62	—
Class R	–29.42	–32.61	–4.87	N/A	–4.33 (12/22/14)
Class Z	–29.23	–32.20	–4.37	4.68	—
Class R2	–29.29	–32.41	N/A	N/A	–18.14 (12/28/17)
Class R4	–29.22	–32.27	N/A	N/A	–17.94 (12/28/17)
Class R6	–29.14	–32.11	–4.22	N/A	4.06 (1/18/11)
Russell Midcap Value Index
	–18.11	–16.74	1.99	8.09	—
S&P MidCap 400 Index
	–15.02	–14.94	3.58	8.86	—
Russell Midcap Index
	–11.63	–10.00	4.81	9.83	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class R (12/22/14)	Class R2 (12/28/17)	Class R4 (12/28/17)	Class R6 (1/18/11)
Russell Midcap Value Index	2.10	–6.13	–6.13	7.52
S&P MidCap 400 Index	4.06	–4.38	–4.38	8.12
Russell Midcap Index	5.09	–0.42	–0.42	9.15

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index.

S&P MidCap 400 Index—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed.

PGIM QMA Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	% of Net Assets
Newmont Corp.	Metals & Mining	1.5%
Cummins, Inc.	Machinery	1.4%
PACCAR, Inc.	Machinery	1.3%
State Street Corp.	Capital Markets	1.3%
Kroger Co. (The)	Food & Staples Retailing	1.3%
PPL Corp.	Electric Utilities	1.2%
M&T Bank Corp.	Banks	1.1%
International Paper Co.	Containers & Packaging	1.1%
Fifth Third Bancorp	Banks	1.1%
Principal Financial Group, Inc.	Insurance	1.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Mid-Cap Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$707.00	1.14%	$4.84
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
Class B	Actual	$1,000.00	$704.10	1.96%	$8.30
	Hypothetical	$1,000.00	$1,015.12	1.96%	$9.82
Class C	Actual	$1,000.00	$704.10	1.96%	$8.30
	Hypothetical	$1,000.00	$1,015.12	1.96%	$9.82
Class R	Actual	$1,000.00	$705.80	1.46%	$6.19
	Hypothetical	$1,000.00	$1,017.60	1.46%	$7.32
Class Z	Actual	$1,000.00	$707.70	0.96%	$4.08
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
Class R2	Actual	$1,000.00	$707.10	1.24%	$5.26
	Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
Class R4	Actual	$1,000.00	$707.80	0.99%	$4.20
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class R6	Actual	$1,000.00	$708.60	0.74%	$3.14
	Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 98.9%

Aerospace & Defense 0.2%
Textron, Inc.	16,000	$421,760

Airlines 1.8%
Alaska Air Group, Inc.	13,900	452,028
JetBlue Airways Corp.*	155,045	1,510,138
United Airlines Holdings, Inc.*	68,600	2,029,188

		3,991,354

Auto Components 2.4%
BorgWarner, Inc.(a)	63,400	1,811,338
Goodyear Tire & Rubber Co. (The)	233,800	1,676,346
Lear Corp.(a)	19,800	1,933,470

		5,421,154

Banks 9.1%
Associated Banc-Corp.	3,500	49,490
Bank OZK	2,600	58,812
BOK Financial Corp.	3,900	201,981
Citizens Financial Group, Inc.	97,300	2,178,547
Comerica, Inc.(a)	48,800	1,701,168
Fifth Third Bancorp	128,733	2,406,020
First Horizon National Corp.	17,500	158,900
First Republic Bank	1,300	135,577
FNB Corp.	24,200	195,778
Huntington Bancshares, Inc.	240,600	2,223,144
KeyCorp	193,700	2,256,605
M&T Bank Corp.	21,800	2,443,344
PacWest Bancorp	2,600	52,624
People’s United Financial, Inc.	145,900	1,851,471
Pinnacle Financial Partners, Inc.	2,500	100,625
Popular, Inc. (Puerto Rico)	3,400	131,206
Regions Financial Corp.	209,600	2,253,200
Sterling Bancorp	6,900	85,077
Umpqua Holdings Corp.	10,100	126,502
Wintrust Financial Corp.	800	33,520
Zions Bancorp NA(a)	54,200	1,713,262

		20,356,853

Beverages 0.8%
Molson Coors Beverage Co. (Class B Stock)(a)	43,900	1,800,339

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.7%
Owens Corning	36,300	$1,573,968

Capital Markets 2.7%
Ameriprise Financial, Inc.	1,800	206,892
Franklin Resources, Inc.(a)	35,700	672,588
Invesco Ltd.(a)	167,700	1,445,574
Janus Henderson Group PLC (United Kingdom)	28,600	511,940
Northern Trust Corp.	4,600	364,136
State Street Corp.	46,500	2,931,360

		6,132,490

Chemicals 2.7%
CF Industries Holdings, Inc.	1,000	27,500
Eastman Chemical Co.	34,600	2,093,646
Mosaic Co. (The)	154,500	1,778,295
Olin Corp.	37,500	500,625
Westlake Chemical Corp.	40,000	1,738,000

		6,138,066

Commercial Services & Supplies 0.5%
ADT, Inc.(a)	191,877	1,099,455

Consumer Finance 3.8%
Ally Financial, Inc.	123,459	2,023,493
Discover Financial Services(a)	43,500	1,869,195
Navient Corp.	60,700	462,534
OneMain Holdings, Inc.	6,000	145,260
Santander Consumer USA Holdings, Inc.	110,281	1,719,281
Synchrony Financial	114,600	2,267,934

		8,487,697

Containers & Packaging 2.7%
International Paper Co.	71,200	2,438,600
Packaging Corp. of America	15,800	1,527,070
Westrock Co.	65,700	2,114,883

		6,080,553

Distributors 0.1%
LKQ Corp.*	9,100	237,965

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services 2.1%
Equitable Holdings, Inc.	119,400	$2,187,408
Jefferies Financial Group, Inc.	50,300	690,116
Voya Financial, Inc.	42,702	1,928,849

		4,806,373

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.(a)	214,200	2,274,804

Electric Utilities 3.2%
Avangrid, Inc.(a)	32,000	1,376,000
Edison International	17,400	1,021,554
Entergy Corp.	2,000	191,020
Eversource Energy	4,900	395,430
PPL Corp.	103,900	2,641,138
Xcel Energy, Inc.	23,100	1,468,236

		7,093,378

Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics, Inc.*	22,400	1,409,408
Avnet, Inc.	59,000	1,771,180
Corning, Inc.	30,900	680,109

		3,860,697

Energy Equipment & Services 1.4%
Baker Hughes Co.	91,900	1,282,005
Halliburton Co.(a)	133,600	1,402,800
Helmerich & Payne, Inc.	4,100	81,057
National Oilwell Varco, Inc.	20,900	264,176

		3,030,038

Equity Real Estate Investment Trusts (REITs) 9.2%
Apple Hospitality REIT, Inc.	177,700	1,720,136
AvalonBay Communities, Inc.	2,900	472,555
Colony Capital, Inc.	650,800	1,503,348
Digital Realty Trust, Inc.	5,600	837,144
EPR Properties	31,300	920,846
Equity Residential	8,200	533,492
Essex Property Trust, Inc.	1,200	292,920
Host Hotels & Resorts, Inc.	176,500	2,172,715
Kimco Realty Corp.	7,861	85,764
Macerich Co. (The)(a)	147,100	1,098,837

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Medical Properties Trust, Inc.	47,869	$820,475
Park Hotels & Resorts, Inc.	157,400	1,496,874
Realty Income Corp.	3,500	192,220
Retail Properties of America, Inc. (Class A Stock)	31,500	195,300
Service Properties Trust	152,400	1,056,132
SITE Centers Corp.	32,500	196,950
SL Green Realty Corp.	16,300	864,715
Ventas, Inc.	29,000	938,150
VEREIT, Inc.	342,107	1,874,746
VICI Properties, Inc.	86,600	1,508,572
Vornado Realty Trust	4,200	184,044
Welltower, Inc.	30,700	1,572,761
WP Carey, Inc.	1,400	92,092

		20,630,788

Food & Staples Retailing 1.3%
Kroger Co. (The)	92,200	2,914,442

Food Products 2.0%
Archer-Daniels-Midland Co.	17,300	642,522
Conagra Brands, Inc.	24,100	805,904
J.M. Smucker Co. (The)	18,900	2,171,799
Tyson Foods, Inc. (Class A Stock)	12,800	796,032

		4,416,257

Health Care Equipment & Supplies 0.4%
Zimmer Biomet Holdings, Inc.	7,800	933,660

Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	15,600	374,556
Covetrus, Inc.*(a)	53,500	636,115
DaVita, Inc.*	1,800	142,218
Laboratory Corp. of America Holdings*	2,300	378,235
McKesson Corp.	13,700	1,935,125
MEDNAX, Inc.*(a)	53,600	778,272
Universal Health Services, Inc. (Class B Stock)	3,000	317,070

		4,561,591

Hotels, Restaurants & Leisure 1.9%
MGM Resorts International	128,900	2,169,387

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	47,200	$774,080
Royal Caribbean Cruises Ltd.	30,200	1,412,454

		4,355,921

Household Durables 4.5%
D.R. Horton, Inc.	18,100	854,682
Lennar Corp. (Class A Stock)(a)	45,163	2,261,311
Mohawk Industries, Inc.*	22,539	1,977,121
Newell Brands, Inc.(a)	139,851	1,941,132
PulteGroup, Inc.	37,847	1,069,935
Toll Brothers, Inc.	15,433	370,701
Whirlpool Corp.(a)	14,500	1,620,230

		10,095,112

Independent Power & Renewable Electricity Producers 0.5%
Vistra Energy Corp.	56,200	1,098,148

Insurance 5.3%
American Financial Group, Inc.	7,800	516,672
Arch Capital Group Ltd.*	2,700	64,881
Athene Holding Ltd. (Class A Stock)*	13,400	361,800
CNA Financial Corp.	16,500	521,070
Everest Re Group Ltd.	2,300	398,199
Hartford Financial Services Group, Inc. (The)	59,800	2,271,802
Lincoln National Corp.	21,400	759,058
Loews Corp.	58,600	2,031,076
Principal Financial Group, Inc.	65,400	2,381,214
Reinsurance Group of America, Inc.	18,500	1,936,580
Unum Group	36,000	628,200

		11,870,552

Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc. (Class A Stock)*	121,500	978,683

IT Services 0.9%
DXC Technology Co.	110,200	1,997,926

Machinery 3.5%
Cummins, Inc.	18,800	3,073,800
Gates Industrial Corp. PLC*	45,103	387,435
PACCAR, Inc.	42,500	2,942,275

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Parker-Hannifin Corp.	1,300	$205,556
Stanley Black & Decker, Inc.	8,000	881,600
Westinghouse Air Brake Technologies Corp.	7,800	440,076

		7,930,742

Media 5.1%
Discovery, Inc. (Class A Stock)*(a)	44,300	993,206
Discovery, Inc. (Class C Stock)*	58,300	1,189,903
DISH Network Corp. (Class A Stock)*	61,600	1,540,924
Fox Corp. (Class A Stock)(a)	47,500	1,228,825
Fox Corp. (Class B Stock)(a)	38,500	984,060
Interpublic Group of Cos., Inc. (The)	36,300	616,374
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	28,500	960,735
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	32,200	1,097,054
News Corp. (Class A Stock)	88,600	878,026
ViacomCBS, Inc. (Class B Stock)(a)	109,700	1,893,422

		11,382,529

Metals & Mining 4.8%
Newmont Corp.	57,900	3,443,892
Nucor Corp.	57,500	2,368,425
Reliance Steel & Aluminum Co.	21,490	1,925,074
Steel Dynamics, Inc.	74,000	1,795,980
United States Steel Corp.(a)	154,300	1,185,024

		10,718,395

Mortgage Real Estate Investment Trusts (REITs) 2.5%
AGNC Investment Corp.	159,100	1,976,022
Annaly Capital Management, Inc.	343,424	2,146,400
Chimera Investment Corp.	28,900	224,553
New Residential Investment Corp.	180,700	1,100,463
Two Harbors Investment Corp.	48,600	222,102

		5,669,540

Multiline Retail 0.9%
Kohl’s Corp.(a)	78,200	1,443,572
Macy’s, Inc.(a)	82,600	484,036

		1,927,608

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 1.8%
Ameren Corp.	1,400	$101,850
CenterPoint Energy, Inc.	10,200	173,706
Consolidated Edison, Inc.	12,833	1,011,240
DTE Energy Co.	500	51,870
Public Service Enterprise Group, Inc.	11,000	557,810
Sempra Energy(a)	14,800	1,832,980
WEC Energy Group, Inc.	3,100	280,705

		4,010,161

Oil, Gas & Consumable Fuels 5.3%
Cimarex Energy Co.	22,400	569,408
Concho Resources, Inc.	25,800	1,463,376
Continental Resources, Inc.(a)	63,800	1,045,682
Devon Energy Corp.	92,400	1,152,228
Diamondback Energy, Inc.(a)	28,000	1,219,120
EQT Corp.(a)	67,300	981,907
HollyFrontier Corp.	34,000	1,123,360
Marathon Oil Corp.(a)	198,700	1,216,044
Murphy Oil Corp.	4,500	53,370
Parsley Energy, Inc. (Class A Stock)	100,100	945,945
Pioneer Natural Resources Co.	14,800	1,321,788
Range Resources Corp.(a)	147,600	860,508

		11,952,736

Paper & Forest Products 0.8%
Domtar Corp.	73,800	1,723,968

Pharmaceuticals 1.0%
Mylan NV*	128,089	2,148,053

Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc.(a)	15,700	1,657,606

Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	49,400	1,836,692
Ryder System, Inc.	20,141	712,991

		2,549,683

Software 0.1%
Cerence, Inc.*	6,700	141,772

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 0.1%
AutoNation, Inc.*	7,000	$260,680

Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	235,400	2,368,124
Xerox Holdings Corp.	86,600	1,583,914

		3,952,038

Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*	20,700	315,675
PVH Corp.(a)	39,200	1,929,816

		2,245,491

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	14,100	103,071

Trading Companies & Distributors 2.1%
Air Lease Corp.(a)	60,800	1,589,920
United Rentals, Inc.*	11,600	1,490,600
WESCO International, Inc.*	58,700	1,518,569

		4,599,089

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	83,100	1,630,422
United States Cellular Corp.*	15,300	486,999

		2,117,421

TOTAL COMMON STOCKS (cost $300,689,497)		221,750,607

EXCHANGE-TRADED FUND 0.7%
iShares Russell Mid-Cap Value ETF(a) (cost $1,448,474)	21,600	1,569,024

TOTAL LONG-TERM INVESTMENTS (cost $302,137,971)		223,319,631

SHORT-TERM INVESTMENTS 21.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	984,206	984,206

See Notes to Financial Statements.

16

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $47,334,738; includes $47,311,135 of cash collateral for securities on loan)(b)(w)	47,386,501	$47,377,023

TOTAL SHORT-TERM INVESTMENTS (cost $48,318,944)		48,361,229

TOTAL INVESTMENTS 121.2% (cost $350,456,915)		271,680,860
Liabilities in excess of other assets (21.2)%		(47,527,410)

NET ASSETS 100.0%		$224,153,450

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,146,261; cash collateral of $47,311,135 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$421,760	$—	$—
Airlines	3,991,354	—	—
Auto Components	5,421,154	—	—
Banks	20,356,853	—	—

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Beverages	$1,800,339	$—	$—
Building Products	1,573,968	—	—
Capital Markets	6,132,490	—	—
Chemicals	6,138,066	—	—
Commercial Services & Supplies	1,099,455	—	—
Consumer Finance	8,487,697	—	—
Containers & Packaging	6,080,553	—	—
Distributors	237,965	—	—
Diversified Financial Services	4,806,373	—	—
Diversified Telecommunication Services	2,274,804	—	—
Electric Utilities	7,093,378	—	—
Electronic Equipment, Instruments & Components	3,860,697	—	—
Energy Equipment & Services	3,030,038	—	—
Equity Real Estate Investment Trusts (REITs)	20,630,788	—	—
Food & Staples Retailing	2,914,442	—	—
Food Products	4,416,257	—	—
Health Care Equipment & Supplies	933,660	—	—
Health Care Providers & Services	4,561,591	—	—
Hotels, Restaurants & Leisure	4,355,921	—	—
Household Durables	10,095,112	—	—
Independent Power & Renewable Electricity Producers	1,098,148	—	—
Insurance	11,870,552	—	—
Internet & Direct Marketing Retail	978,683	—	—
IT Services	1,997,926	—	—
Machinery	7,930,742	—	—
Media	11,382,529	—	—
Metals & Mining	10,718,395	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,669,540	—	—
Multiline Retail	1,927,608	—	—
Multi-Utilities	4,010,161	—	—
Oil, Gas & Consumable Fuels	11,952,736	—	—
Paper & Forest Products	1,723,968	—	—
Pharmaceuticals	2,148,053	—	—
Real Estate Management & Development	1,657,606	—	—
Road & Rail	2,549,683	—	—
Software	141,772	—	—
Specialty Retail	260,680	—	—
Technology Hardware, Storage & Peripherals	3,952,038	—	—
Textiles, Apparel & Luxury Goods	2,245,491	—	—
Thrifts & Mortgage Finance	103,071	—	—
Trading Companies & Distributors	4,599,089	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$2,117,421	$—	$—
Exchange-Traded Fund	1,569,024	—	—
Affiliated Mutual Funds	48,361,229	—	—

Total	$271,680,860	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Affiliated Mutual Funds (21.1% represents investments purchased with collateral from securities on loan)	21.6%
Equity Real Estate Investment Trusts (REITs)	9.2
Banks	9.1
Oil, Gas & Consumable Fuels	5.3
Insurance	5.3
Media	5.1
Metals & Mining	4.8
Household Durables	4.5
Consumer Finance	3.8
Machinery	3.5
Electric Utilities	3.2
Chemicals	2.7
Capital Markets	2.7
Containers & Packaging	2.7
Mortgage Real Estate Investment Trusts (REITs)	2.5
Auto Components	2.4
Diversified Financial Services	2.1
Trading Companies & Distributors	2.1
Health Care Providers & Services	2.0
Food Products	2.0
Hotels, Restaurants & Leisure	1.9
Multi-Utilities	1.8
Airlines	1.8
Technology Hardware, Storage & Peripherals	1.8
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	1.4
Food & Staples Retailing	1.3%
Road & Rail	1.1
Diversified Telecommunication Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Pharmaceuticals	1.0
Wireless Telecommunication Services	0.9
IT Services	0.9
Multiline Retail	0.9
Beverages	0.8
Paper & Forest Products	0.8
Real Estate Management & Development	0.7
Building Products	0.7
Exchange-Traded Fund	0.7
Commercial Services & Supplies	0.5
Independent Power & Renewable Electricity Producers	0.5
Internet & Direct Marketing Retail	0.4
Health Care Equipment & Supplies	0.4
Aerospace & Defense	0.2
Specialty Retail	0.1
Distributors	0.1
Software	0.1
Thrifts & Mortgage Finance	0.1

121.2
Liabilities in excess of other assets	(21.2)

100.0%

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,146,261	$(44,146,261)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets
Investments at value, including securities on loan of $44,146,261:
Unaffiliated investments (cost $302,137,971)	$223,319,631
Affiliated investments (cost $48,318,944)	48,361,229
Receivable for Fund shares sold	688,392
Dividends and interest receivable	272,132
Receivable for investments sold	85,632
Prepaid expenses	1,593

Total Assets	272,728,609

Liabilities
Payable to broker for collateral for securities on loan	47,311,135
Payable for Fund shares reacquired	892,335
Accrued expenses and other liabilities	255,511
Management fee payable	60,557
Affiliated transfer agent fee payable	30,082
Distribution fee payable	25,539

Total Liabilities	48,575,159

Net Assets	$224,153,450

Net assets were comprised of:
Common stock, at par	$18,233
Paid-in capital in excess of par	375,819,651
Total distributable earnings (loss)	(151,684,434)

Net assets, April 30, 2020	$224,153,450

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	21

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Class A
Net asset value and redemption price per share,
($99,400,272 ÷ 8,061,976 shares of common stock issued and outstanding)	$12.33
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.05

Class B
Net asset value, offering price and redemption price per share,
($1,021,669 ÷ 98,483 shares of common stock issued and outstanding)	$10.37

Class C
Net asset value, offering price and redemption price per share,
($8,369,819 ÷ 810,913 shares of common stock issued and outstanding)	$10.32

Class R
Net asset value, offering price and redemption price per share,
($352,931 ÷ 28,361 shares of common stock issued and outstanding)	$12.44

Class Z
Net asset value, offering price and redemption price per share,
($67,652,140 ÷ 5,426,556 shares of common stock issued and outstanding)	$12.47

Class R2
Net asset value, offering price and redemption price per share,
($25,328 ÷ 2,038 shares of common stock issued and outstanding)	$12.43

Class R4
Net asset value, offering price and redemption price per share,
($2,443,076 ÷ 196,451 shares of common stock issued and outstanding)	$12.44

Class R6
Net asset value, offering price and redemption price per share,
($44,888,215 ÷ 3,608,014 shares of common stock issued and outstanding)	$12.44

See Notes to Financial Statements.

22

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,137 foreign withholding tax)	$5,986,089
Income from securities lending, net (including affiliated income of $48,592)	142,244
Affiliated dividend income	4,263

Total income	6,132,596

Expenses
Management fee	1,365,137
Distribution fee(a)	295,387
Shareholder servicing fees(a)	1,524
Transfer agent’s fees and expenses (including affiliated expense of $79,279)(a)	363,131
Custodian and accounting fees	50,736
Registration fees(a)	50,368
Shareholders’ reports	33,582
Audit fee	11,876
Directors’ fees	10,872
Legal fees and expenses	10,376
Miscellaneous	46,667

Total expenses	2,239,656
Less: Fee waiver and/or expense reimbursement(a)	(295,041)
Distribution fee waiver(a)	(37,144)

Net expenses	1,907,471

Net investment income (loss)	4,225,125

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(30,787))	(49,020,825)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $36,231)	(54,588,675)

Net gain (loss) on investment transactions	(103,609,500)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(99,384,375)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	219,665	7,831	66,239	1,599	—	53	—	—
Shareholder servicing fees	—	—	—	—	—	21	1,503	—
Transfer agent’s fees and expenses	201,898	4,832	15,476	501	133,899	103	2,574	3,848
Registration fees	6,740	5,850	6,037	5,938	6,790	6,215	6,215	6,583
Fee waiver and/or expense reimbursement	(155,793)	(9,562)	(12,005)	(6,140)	(54,568)	(6,303)	(7,734)	(42,936)
Distribution fee waiver	(36,611)	—	—	(533)	—	—	—	—

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	23

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,225,125	$12,870,161
Net realized gain (loss) on investment transactions	(49,020,825)	(18,291,610)
Net change in unrealized appreciation (depreciation) on investments	(54,588,675)	(4,367,016)

Net increase (decrease) in net assets resulting from operations	(99,384,375)	(9,788,465)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,911,907)	(20,556,703)
Class B	(35,542)	(357,374)
Class C	(318,052)	(4,461,338)
Class R	(9,386)	(75,387)
Class Z	(3,520,328)	(32,423,748)
Class R2	(1,059)	(4,643)
Class R4	(81,197)	(883)
Class R6	(3,618,113)	(20,361,882)

	(11,495,584)	(78,241,958)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	42,174,992	125,600,608
Net asset value of shares issued in reinvestment of dividends and distributions	11,036,475	74,409,134
Cost of shares reacquired	(239,164,710)	(401,185,764)

Net increase (decrease) in net assets from Fund share transactions	(185,953,243)	(201,176,022)

Total increase (decrease)	(296,833,202)	(289,206,445)

Net Assets:
Beginning of period	520,986,652	810,193,097

End of period	$224,153,450	$520,986,652

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Jennison Global Equity Income Fund (formerly know as PGIM Jennison Equity Income Fund) and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the PGIM QMA Mid-Cap Value Fund (the “Fund”).

The investment objective of the Fund is capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM QMA Mid-Cap Value Fund	25

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may

26

find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM QMA Mid-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies

28

(“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.73% of the Fund’s average daily net assets up to $1 billion, 0.71% of the next $2 billion, 0.69% of the next $2 billion, and 0.67% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.73% for the reporting period ended April 30, 2020.

PGIM QMA Mid-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares, and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses an any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of

30

the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2020, PIMS received $22,561 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $201, $354 and $392 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM QMA Mid-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $101,351,479 and $293,954,468, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$350,609	$37,492,282	$36,858,685	$—	$—	$984,206	984,206	$4,263

PGIM Institutional Money Market Fund*
29,504,153	132,386,606	114,519,180	36,231	(30,787)	47,377,023	47,386,501	48,592	**

$29,854,762	$169,878,888	$151,377,865	$36,231	$(30,787)	$48,361,229		$52,855

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$352,442,284

Gross Unrealized Appreciation	9,635,017
Gross Unrealized Depreciation	(90,396,441)

Net Unrealized Depreciation	$(80,761,424)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $22,294,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

32

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of

5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 5.5 billion shares of capital stock, $0.001 par value per share, 800 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	100,000,000
Class B	5,000,000
Class C	30,000,000
Class R	75,000,000
Class Z	190,000,000
Class T	75,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	175,000,000

The Fund currently does not have any Class T shares outstanding.

PGIM QMA Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	329	—	%*
Class Z	595	—	%*
Class R2	503	25%
Class R4	506	—	%*
Class R6	351,445	10%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	26%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	481,439	$6,773,420
Shares issued in reinvestment of dividends and distributions	190,649	3,549,882
Shares reacquired	(2,321,557)	(33,877,641)

Net increase (decrease) in shares outstanding before conversion	(1,649,469)	(23,554,339)
Shares issued upon conversion from other share class(es)	33,756	521,135
Shares reacquired upon conversion into other share class(es)	(36,765)	(616,942)

Net increase (decrease) in shares outstanding	(1,652,478)	$(23,650,146)

Year ended October 31, 2019:
Shares sold	1,248,495	$21,985,766
Shares issued in reinvestment of dividends and distributions	1,114,756	18,282,001
Shares reacquired	(4,357,566)	(77,969,405)

Net increase (decrease) in shares outstanding before conversion	(1,994,315)	(37,701,638)
Shares issued upon conversion from other share class(es)	977,310	17,996,851
Shares reacquired upon conversion into other share class(es)	(149,326)	(2,680,782)

Net increase (decrease) in shares outstanding	(1,166,331)	$(22,385,569)

34

Class B	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,155	$12,186
Shares issued in reinvestment of dividends and distributions	2,235	35,108
Shares reacquired	(19,090)	(241,414)

Net increase (decrease) in shares outstanding before conversion	(15,700)	(194,120)
Shares reacquired upon conversion into other share class(es)	(18,861)	(257,568)

Net increase (decrease) in shares outstanding	(34,561)	$(451,688)

Year ended October 31, 2019:
Shares sold	1,671	$24,444
Shares issued in reinvestment of dividends and distributions	24,751	344,290
Shares reacquired	(69,619)	(1,062,735)

Net increase (decrease) in shares outstanding before conversion	(43,197)	(694,001)
Shares reacquired upon conversion into other share class(es)	(32,166)	(495,312)

Net increase (decrease) in shares outstanding	(75,363)	$(1,189,313)

Class C
Six months ended April 30, 2020:
Shares sold	23,864	$315,704
Shares issued in reinvestment of dividends and distributions	19,047	297,710
Shares reacquired	(286,265)	(3,849,786)

Net increase (decrease) in shares outstanding before conversion	(243,354)	(3,236,372)
Shares reacquired upon conversion into other share class(es)	(61,661)	(805,394)

Net increase (decrease) in shares outstanding	(305,015)	$(4,041,766)

Year ended October 31, 2019:
Shares sold	112,154	$1,610,264
Shares issued in reinvestment of dividends and distributions	308,195	4,265,421
Shares reacquired	(625,956)	(9,283,966)

Net increase (decrease) in shares outstanding before conversion	(205,607)	(3,408,281)
Shares reacquired upon conversion into other share class(es)	(1,149,348)	(17,818,807)

Net increase (decrease) in shares outstanding	(1,354,955)	$(21,227,088)

Class R
Six months ended April 30, 2020:
Shares sold	6,098	$75,284
Shares issued in reinvestment of dividends and distributions	499	9,386
Shares reacquired	(5,570)	(82,603)

Net increase (decrease) in shares outstanding	1,027	$2,067

Year ended October 31, 2019:
Shares sold	6,086	$110,610
Shares issued in reinvestment of dividends and distributions	4,550	75,386
Shares reacquired	(22,601)	(407,257)

Net increase (decrease) in shares outstanding	(11,965)	$(221,261)

PGIM QMA Mid-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,451,310	$22,334,584
Shares issued in reinvestment of dividends and distributions	184,460	3,469,699
Shares reacquired	(6,167,465)	(104,350,474)

Net increase (decrease) in shares outstanding before conversion	(4,531,695)	(78,546,191)
Shares issued upon conversion from other share class(es)	69,753	1,160,942
Shares reacquired upon conversion into other share class(es)	(7,900)	(145,861)

Net increase (decrease) in shares outstanding	(4,469,842)	$(77,531,110)

Year ended October 31, 2019:
Shares sold	3,337,982	$59,875,298
Shares issued in reinvestment of dividends and distributions	1,875,368	31,074,844
Shares reacquired	(12,192,000)	(219,626,025)

Net increase (decrease) in shares outstanding before conversion	(6,978,650)	(128,675,883)
Shares issued upon conversion from other share class(es)	184,856	3,354,956
Shares reacquired upon conversion into other share class(es)	(21,760)	(397,602)

Net increase (decrease) in shares outstanding	(6,815,554)	$(125,718,529)

Class R2
Six months ended April 30, 2020:
Shares sold	64	$953
Shares issued in reinvestment of dividends and distributions	56	1,059
Shares reacquired	(798)	(8,824)

Net increase (decrease) in shares outstanding	(678)	$(6,812)

Year ended October 31, 2019:
Shares sold	181	$3,175
Shares issued in reinvestment of dividends and distributions	281	4,643
Shares reacquired	(117)	(2,127)

Net increase (decrease) in shares outstanding	345	$5,691

Class R4
Six months ended April 30, 2020:
Shares sold	37,714	$433,025
Shares issued in reinvestment of dividends and distributions	3,169	59,491
Shares reacquired	(31,419)	(480,797)

Net increase (decrease) in shares outstanding	9,464	$11,719

Year ended October 31, 2019:
Shares sold	221,835	$3,899,549
Shares issued in reinvestment of dividends and distributions	53	883
Shares reacquired	(35,342)	(619,334)

Net increase (decrease) in shares outstanding	186,546	$3,281,098

36

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	862,908	$12,229,836
Shares issued in reinvestment of dividends and distributions	192,651	3,614,140
Shares reacquired	(5,591,351)	(96,273,171)

Net increase (decrease) in shares outstanding before conversion	(4,535,792)	(80,429,195)
Shares issued upon conversion from other share class(es)	7,945	143,688

Net increase (decrease) in shares outstanding	(4,527,847)	$(80,285,507)

Year ended October 31, 2019:
Shares sold	2,130,114	$38,091,502
Shares issued in reinvestment of dividends and distributions	1,232,546	20,361,666
Shares reacquired	(5,174,555)	(92,214,915)

Net increase (decrease) in shares outstanding before conversion	(1,811,895)	(33,761,747)
Shares issued upon conversion from other share class(es)	2,231	40,696

Net increase (decrease) in shares outstanding	(1,809,664)	$(33,721,051)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 82 days that the Fund had loans outstanding during the period was

PGIM QMA Mid-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

approximately $3,670,841, borrowed at a weighted average interest rate of 2.78%. The maximum loan outstanding amount during the period was $28,986,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

38

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA Mid-Cap Value Fund	39

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.83	$20.17	$22.24	$19.48	$20.29	$21.57
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.30	0.30	0.28	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	(5.25)	(0.66)	(0.95)	3.11	0.34	(0.23)
Total from investment operations	(5.08)	(0.36)	(0.65)	3.39	0.56	-
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.41)	(0.32)	(0.25)	(0.21)	(0.12)
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	(1.16)
Total dividends and distributions	(0.42)	(1.98)	(1.42)	(0.63)	(1.37)	(1.28)
Net asset value, end of period	$12.33	$17.83	$20.17	$22.24	$19.48	$20.29
Total Return(b):	(29.30)%	(0.95)%	(3.54)%	17.56%	3.38%	0.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,400	$173,162	$219,477	$268,067	$272,964	$288,607
Average net assets (000)	$147,248	$192,828	$259,013	$283,669	$277,601	$267,085
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.14% (e)	1.13%	1.18%	1.21%	1.20%	1.21%
Expenses before waivers and/or expense reimbursement	1.40% (e)	1.32%	1.33%	1.34%	1.34%	1.35%
Net investment income (loss)	2.07% (e)	1.69%	1.35%	1.31%	1.16%	1.09%
Portfolio turnover rate(f)	27%	58%	78%	112%	87%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class B Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.01	$17.31	$19.29	$16.99	$17.88	$19.17
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.14	0.11	0.10	0.07	0.07
Net realized and unrealized gain (loss) on investment transactions	(4.43)	(0.60)	(0.80)	2.72	0.28	(0.20)
Total from investment operations	(4.34)	(0.46)	(0.69)	2.82	0.35	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.27)	(0.19)	(0.14)	(0.08)	-
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	(1.16)
Total dividends and distributions	(0.30)	(1.84)	(1.29)	(0.52)	(1.24)	(1.16)
Net asset value, end of period	$10.37	$15.01	$17.31	$19.29	$16.99	$17.88
Total Return(b):	(29.59)%	(1.81)%	(4.27)%	16.71%	2.57%	(0.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,022	$1,997	$3,608	$5,357	$6,063	$7,202
Average net assets (000)	$1,575	$2,699	$4,789	$6,566	$6,263	$7,886
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.96% (e)	1.95%	1.95%	1.96%	1.95%	1.96%
Expenses before waivers and/or expense reimbursement	3.18% (e)	2.63%	2.37%	2.09%	2.04%	2.05%
Net investment income (loss)	1.26% (e)	0.93%	0.58%	0.56%	0.43%	0.35%
Portfolio turnover rate(f)	27%	58%	78%	112%	87%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	41

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.94	$17.24	$19.21	$16.93	$17.81	$19.10
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.16	0.11	0.10	0.07	0.06
Net realized and unrealized gain (loss) on investment transactions	(4.41)	(0.61)	(0.79)	2.70	0.29	(0.19)
Total from investment operations	(4.32)	(0.45)	(0.68)	2.80	0.36	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.28)	(0.19)	(0.14)	(0.08)	-
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	(1.16)
Total dividends and distributions	(0.30)	(1.85)	(1.29)	(0.52)	(1.24)	(1.16)
Net asset value, end of period	$10.32	$14.94	$17.24	$19.21	$16.93	$17.81
Total Return(b):	(29.59)%	(1.76)%	(4.22)%	16.65%	2.64%	(0.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,370	$16,672	$42,595	$56,517	$55,164	$62,110
Average net assets (000)	$13,321	$27,709	$52,438	$59,943	$57,300	$59,460
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.96% (e)	1.94%	1.92%	1.96%	1.95%	1.96%
Expenses before waivers and/or expense reimbursement	2.14% (e)	1.98%	1.97%	2.03%	2.04%	2.05%
Net investment income (loss)	1.27% (e)	1.08%	0.60%	0.55%	0.42%	0.34%
Portfolio turnover rate(f)	27%	58%	78%	112%	87%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				December 22, 2014(a) through October 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.96	$20.30	$22.38	$19.60	$20.40	$20.98
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.25	0.24	0.22	0.18	0.12
Net realized and unrealized gain (loss) on investment transactions	(5.29)	(0.67)	(0.95)	3.15	0.34	(0.70)
Total from investment operations	(5.16)	(0.42)	(0.71)	3.37	0.52	(0.58)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.35)	(0.27)	(0.21)	(0.16)	-
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	-
Total dividends and distributions	(0.36)	(1.92)	(1.37)	(0.59)	(1.32)	-
Net asset value, end of period	$12.44	$17.96	$20.30	$22.38	$19.60	$20.40
Total Return(c):	(29.42)%	(1.29)%	(3.76)%	17.31%	3.12%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$353	$491	$798	$740	$89	$354
Average net assets (000)	$429	$657	$888	$412	$293	$261
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.46% (f)	1.45%	1.42%	1.44%	1.45%	1.51%	(f)
Expenses before waivers and/or expense reimbursement	4.59% (f)	3.51%	3.42%	4.01%	1.79%	1.81%	(f)
Net investment income (loss)	1.62% (f)	1.39%	1.07%	0.99%	0.99%	0.67%	(f)
Portfolio turnover rate(g)	27%	58%	78%	112%	87%	101%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	43

Financial Highlights (unaudited)(continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.06	$20.40	$22.48	$19.68	$20.49	$21.76
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.37	0.35	0.34	0.26	0.28
Net realized and unrealized gain (loss) on investment transactions	(5.31)	(0.68)	(0.95)	3.14	0.35	(0.22)
Total from investment operations	(5.12)	(0.31)	(0.60)	3.48	0.61	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.46)	(0.38)	(0.30)	(0.26)	(0.17)
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	(1.16)
Total dividends and distributions	(0.47)	(2.03)	(1.48)	(0.68)	(1.42)	(1.33)
Net asset value, end of period	$12.47	$18.06	$20.40	$22.48	$19.68	$20.49
Total Return(b):	(29.23)%	(0.64)%	(3.30)%	17.84%	3.64%	0.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,652	$178,692	$340,962	$429,566	$339,119	$318,977
Average net assets (000)	$119,269	$262,457	$414,839	$402,691	$332,406	$262,069
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.96% (e)	0.84%	0.93%	0.95%	0.95%	0.96%
Expenses before waivers and/or expense reimbursement	1.05% (e)	0.88%	0.98%	1.02%	1.04%	1.05%
Net investment income (loss)	2.28% (e)	2.02%	1.59%	1.55%	1.40%	1.31%
Portfolio turnover rate(f)	27%	58%	78%	112%	87%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R2 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 28, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.95	$20.29	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.29	0.06
Net realized and unrealized gain (loss) on investment transactions	(5.29)	(0.67)	(2.45)
Total from investment operations	(5.12)	(0.38)	(2.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.39)	-
Distributions from net realized gains	-	(1.57)	-
Total dividends and distributions	(0.40)	(1.96)	-
Net asset value, end of period	$12.43	$17.95	$20.29
Total Return(c):	(29.29)%	(1.07)%	(10.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25	$49	$48
Average net assets (000)	$43	$48	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24% (e)	1.23%	1.26%	(e)
Expenses before waivers and/or expense reimbursement	30.97% (e)	27.75%	150.41%	(e)
Net investment income (loss)	2.10% (e)	1.61%	0.31%	(e)
Portfolio turnover rate(f)	27%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	45

Financial Highlights (unaudited)(continued)

Class R4 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 28, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.99	$20.33	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.34	0.21
Net realized and unrealized gain (loss) on investment transactions	(5.28)	(0.68)	(2.56)
Total from investment operations	(5.11)	(0.34)	(2.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.43)	-
Distributions from net realized gains	-	(1.57)	-
Total dividends and distributions	(0.44)	(2.00)	-
Net asset value, end of period	$12.44	$17.99	$20.33
Total Return(c):	(29.22)%	(0.79)%	(10.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,443	$3,363	$9
Average net assets (000)	$3,022	$1,861	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99% (e)	0.98%	1.02%	(e)
Expenses before waivers and/or expense reimbursement	1.50% (e)	1.68%	225.30%	(e)
Net investment income (loss)	2.08% (e)	1.93%	1.14%	(e)
Portfolio turnover rate(f)	27%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.01	$20.38	$22.45	$19.65	$20.47	$21.75
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.38	0.38	0.37	0.29	0.31
Net realized and unrealized gain (loss) on investment transactions	(5.30)	(0.69)	(0.94)	3.14	0.35	(0.23)
Total from investment operations	(5.08)	(0.31)	(0.56)	3.51	0.64	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.49)	(0.41)	(0.33)	(0.30)	(0.20)
Distributions from net realized gains	-	(1.57)	(1.10)	(0.38)	(1.16)	(1.16)
Total dividends and distributions	(0.49)	(2.06)	(1.51)	(0.71)	(1.46)	(1.36)
Net asset value, end of period	$12.44	$18.01	$20.38	$22.45	$19.65	$20.47
Total Return(b):	(29.14)%	(0.59)%	(3.12)%	18.03%	3.79%	0.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,888	$146,559	$202,697	$163,221	$95,960	$74,707
Average net assets (000)	$91,159	$186,689	$200,226	$125,192	$82,160	$43,995
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.74% (e)	0.73%	0.78%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.83% (e)	0.78%	0.83%	0.87%	0.89%	0.89%
Net investment income (loss)	2.70% (e)	2.11%	1.71%	1.70%	1.54%	1.50%
Portfolio turnover rate(f)	27%	58%	78%	112%	87%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	47

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

48

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA MID-CAP VALUE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	SPRAX	SVUBX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX
CUSIP	74441L105	74441L204	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 15, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 15, 2020